Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income and expenses
Income from cash and cash equivalents	€ 57	€ 226	€ 157
Foreign exchange gains	5,421	40	18
Fair value variation gains / losses		1,791
Total financial income	5,478	2,057	175
Interest cost	(138)	(66)	(3)
Foreign exchange losses	(1,842)	(5,884)	(62)
Losses on change in fair value	651
Other financial expenses	(5)	(8)	(16)
Total financial expenses	(2,635)	(5,959)	(81)
Financial income (loss)	2,842	(3,902)	93
Short-term deposits	42,900	€ 12,001	€ 14,004
USD
Financial income and expenses
Bank accounts	2,700
Short-term deposits	€ 2,800